Significant Accounting Policies - Estimated Useful Life for Depreciation Purposes of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment (line items]
Estimated useful or depreciable lives of property, plant and equipment	8 to 30 years
Telecommunications network plant and equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Estimated useful or depreciable lives of property, plant and equipment	5 to 10 years
Furniture, fixture, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Estimated useful or depreciable lives of property, plant and equipment	5 to 10 years